CHANGES IN OPERATING WORKING CAPITAL	12 Months Ended
Dec. 31, 2019
CHANGES IN OPERATING WORKING CAPITAL
CHANGES IN OPERATING WORKING CAPITAL	CHANGES IN OPERATING WORKING CAPITAL

year ended December 31	2019	2018	2017
(millions of Canadian $)

Decrease/(increase) in Accounts receivable	31	(69)	(576)
Increase in Inventories	(42)	(49)	(38)
Decrease in Assets held for sale	—	—	14
(Increase)/decrease in Other current assets	(15)	45	189
Increase/(decrease) in Accounts payable and other	352	(70)	151
(Decrease)/increase in Accrued interest	(33)	41	12
Decrease in Liabilities related to Assets held for sale	—	—	(25)
Decrease/(increase) in Operating Working Capital	293	(102)	(273)